Exhibit 99.1

Capital One Prime Auto Receivables Trust
Automobile Receivable - Backed Notes
Series 2007-1

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Prime Auto Receivables Trust 2007-1 as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 07/03/2007

Servicer:	Capital One Auto Finance, Inc.	Payment Date:	11/15/2007
Seller:	Capital One Auto Receivables, LLC	Prior Payment/Close Date:	10/15/2007
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	10/01/2007
Indenture Trustee:	Deutsche Bank Trust Company Americas	Monthly Period Ending:	10/31/2007
Owner Trustee:	Wilmington Trust Company	Record Date:	11/14/2007
Administrator:	Capital One Auto Finance, Inc.	Coupon Accrual Begin Date:	10/15/2007
Custodian:	Capital One Auto Finance, Inc.	Coupon Accrual End Date:	11/14/2007
Guarantor:	Capital One Financial Corporation	Days of Interest for Period:	31
		Days in Collection Period:	31
		Months Seasoned:	4
Swap C/Party:	Merrill Lynch Capital Services, Inc.	1 month LIBOR :	5.09125%

				Accelerated	Optional Principal
	Original Note	Opening	Principal	Principal	Payment			Day		Calculated
Class	Balance	Balance	Payment	Payment	Amount	Closing Balance	Days	Basis	Interest Rate	Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $ 1,000	Per $1,000
A1	$279,000,000.00	$147,820,345.32	$40,046,695.52	$0.00	$0.00	$107,773,649.80	31	Actual/360	5.34440%	$680,287.30	$680,287.30
			143.54			0.3863				2.44	2.44
A2	$325,000,000.00	$325,000,000.00	$0.00	$0.00	$0.00	$325,000,000.00	30	30/360	5.43000%	$1,470,625.00	$1,470,625.00
						1.0000				4.53	4.53
A3	$308,000,000.00	$308,000,000.00	$0.00	$0.00	$0.00	$308,000,000.00	30	30/360	5.47000%	$1,403,966.67	$1,403,966.67
						1.0000				4.56	4.56
A4	$283,090,000.00	$283,090,000.00	$0.00	$0.00	$0.00	$283,090,000.00	31	Actual/360	LIBOR + 0.02%	$1,245,979.35	$1,245,979.35
						1.0000				4.40	4.40
B1	$54,910,000.00	$54,910,000.00	$0.00	$0.00	$0.00	$54,910,000.00	30	30/360	5.76000%	$263,568.00	$263,568.00
						1.0000				4.80	4.80
TOTAL	$1,250,000,000.00	$1,118,820,345.32	$40,046,695.52	$0.00	$0.00	$1,078,773,649.80				$5,064,426.32	$5,064,426.32
			32.04			0.8630					4.05

October 2007

Capital One Prime Auto Receivables Trust
Series 2007-1

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	39,230,863.24
Liquidation Proceeds Collected During Period	30,210.94
Receivables Repurchase Amounts	129,243.26
Interest Collected on Receivables	7,186,017.57
Return of Excess Deposit - Prefunding Account	0.00
Advances from the Reserve Fund	0.00
Release from Reserve Fund Account	0.00
Investment Earnings on Trust Accounts
Collection Account	181,454.83
Transfer from Reserve Fund	93,533.85
Transfer from Pre-Funding Account	0.00
Net Swap Receipts	0.00
Optional Note Redemption Prepayment Amount	0.00
Total Available Funds		46,851,323.69

Distributions:
Trustee Fees	0.00
Servicing Fees	481,834.77
Net Swap Payments	64,884.62
Class A Noteholders’ Accrued Note Interest	4,800,858.32
Shortfall - Class A Noteholders’ Accrued Note Interest	0.00
First Allocation of Principal	—
Class B Noteholders’ Accrued Note Interest	263,568.00
Shortfall - Class B Noteholders’ Accrued Note Interest	0.00
Second Allocation of Principal	40,046,695.52
Deposit/(Release) to/from Reserve Account, to Required Level	894,461.56
Swap Termination Payments	0.00
Other Amounts Due to the Trustees	0.00
Optional Note Redemption Amount / EOD Prin Payment	0.00
Distribution to the Equity Certificate Holder	299,020.90
Total Distributions		46,851,323.69

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		1,156,403,457.70
Purchase of Subsequent Receivables		0.00
Monthly Principal Amounts
Regular Principal Received	24,006,202.75
Prepaid Principal Received	15,224,660.49
Defaulted Receivables	2,031,821.70
Principal Portion of Repurchased Receivables	128,515.37
Cram Down Losses and other non-cash adjustments	733.05
Total Monthly Principal Amounts		41,391,933.36
End of Period Aggregate Receivables Balance		1,115,011,524.34
Pool Factor (End of period Aggregate Receivables Balance / Original Pool Balance)		0.863019

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		0.00
Purchase of Subsequent Receivables	0.00
Investment Earnings	0.00
Investment Earning Transfer to Collection Account	0.00
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account Balance		21,405,768.93
Deposits to Reserve Account - Subsequent Fundings		0.00
Subtotal		21,405,768.93
Reserve Account Requirement	22,300,230.49
Reserve Account Shortfall / (Excess)	894,461.56
Deposit to Reserve Fund, to Required Level		894,461.56
Release from Reserve Account		0.00
End of Period Reserve Account Balance		22,300,230.49
Change in Reserve Account Balance from Prior Period		894,461.56
EOP Shortfall		0.00

PREFUNDED LOANS:

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance

Initial Purchase	72,907	06/21/2007	06/28/2007	$1,291,989,720.66

Subsequent Purchase #1	0			$0.00

Subsequent Purchase #2	0			$0.00

Subsequent Purchase #3	0			$0.00

Total	72,907			$1,291,989,720.66

ASSET PERFORMANCE:

Monthly Period And Cumulative Number of Receivables Calculation:	Cumulative	Current

Beginning Number of Receivables	72,907	68,710

Number of Subsequent Receivables Purchased	0	0

Number of Receivables Defaulted During Period	74	56

Number of Receivables Becoming Purchased Receivables During Period	138	8

Number of Receivables Paid-Off During Period	5,378	1,329

Ending Number of Receivables	67,317	67,317

Statistical Data (Current and Historical):	Initial	Total, Incl. Subseq. Additions	Prev. Month	Current

Weighted Average APR of the Receivables	7.54%	7.54%	7.55%	7.55%

Weighted Average Remaining Term	55.49	55.49	53.45	52.61

Weighted Average Original Term	61.20	61.20	61.20	61.20

Average Receivable Balance	$17,721.07	$17,721.07	$16,830.21	$16,563.59

Receivables with Scheduled Payment Delinquent

	Units	Dollars	Percentage

31-60 days	242	$5,703,865.93	0.51%

61-90 days	83	$2,584,198.92	0.23%

over 90 days	88	$3,541,603.25	0.32%

Receivables Delinquent More Than 60 Days at End of Period	171	$6,125,802.17	0.55%

PERFORMANCE TESTS:

Delinquency Ratio:
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	6,125,802.17
End of Period Current Principal Balance	1,115,011,524.34
Delinquency Ratio		0.55%
Previous Monthly Period Delinquency Ratio		0.50%
Second Previous Monthly Period Delinquency Ratio		0.29%
3 Month Average Delinquency Ratio		0.45%

Current Net Charge-off Rate:
Receivables becoming Defaulted Receivables during period	2,031,821.70
Cram Down Losses occurring during period	733.05
Liquidation Proceeds collected during period	30,210.94
Net Losses during period	2,002,343.81
Monthly Annualized Net Charge-Off Ratio		2.12%

Cumulative Net Charge-off Rate:
Net Losses since Initial Cut-off Date (End of Period)	2,296,901.43
Cumulative Net Loss Ratio (Net Losses since the Initial Cut-off Date) / (Original Aggregrate Principal Balance)		0.18%

Met Specified Reserve Reduction Trigger?	N/A

Period 24: 3 Month Average Delinquency Ratio < 0.70%; Cumulative Net Loss Ratio <1.30%
Period 30: 3 Month Average Delinquency Ratio < 0.85%; Cumulative Net Loss Ratio <1.60%

OFFICER’S CERTIFICATION

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Sale and Servicing Agreement dated as of June 28, 2007, as amended, by and among the Servicer, Capital One Prime Auto Receivables Trust 2007-1, as Issuer, Capital One Auto Receivables, LLC, as Seller, and Deutsche Bank Trust Company Americas, as Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC. as Servicer

By:	/s/ Franklin A. Thacker
Name:	Franklin A. Thacker
Title:	Authorized Officer
Date:	11/09/2007